 As filed with the Securities and Exchange Commission on September 2, 2003
                                                    Commission File Nos. 2-72671
                                                                        811-3199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [_]
            Pre-Effective Amendment No.                                      [_]
            Post-Effective Amendment No. 38                                  [X]

             and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]
             Amendment No. 88                                                [X]

                    KILICO Variable Annuity Separate Account
                           (Exact Name of Registrant)
                     Kemper Investors Life Insurance Company
                           (Name of Insurance Company)

             1600 McConnor Parkway, Schaumburg, Illinois                           60196-6801
     (Address of Insurance Company's Principal Executive Offices)                  (Zip Code)
      Insurance Company's Telephone Number, including Area Code:                 (847) 874-4000

                             Debra P. Rezabek, Esq.
                              1600 McConnor Parkway
                         Schaumburg, Illinois 60196-6801
                     (Name and Address of Agent for Service)

                                   Copies To:

                         Frank J. Julian, Esq.                                 Joan E. Boros, Esq.
                Kemper Investors Life Insurance Company                    Christopher S. Petito, Esq.
                         1600 McConnor Parkway                                   Jorden Burt LLP
                    Schaumburg, Illinois 60196-6801                    1025 Thomas Jefferson Street, N.W.
                                                                                   Suite 400E
                                                                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)
         [_] immediately upon filing pursuant to paragraph (b) of Rule 485
         [ ] on (date) pursuant to paragraph (b) of Rule 485
         [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
         [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered:
         Units of interest in Separate Account under the Contracts

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

                                 SAVINGS CLAUSE

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for the sole purpose of filing supplements to the May 1, 2003 Kemper Advantage III Prospectus and Statement of Additional Information and of making certain changes to Part C of such Registration Statement. This Amendment supercedes the supplements filed in Post-Effective Amendment No. 37 to the Registration Statement. Accordingly, except as heretofore amended, this Amendment does not otherwise delete, amend or supercede any Prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement, which are incorporated by reference to the extent required and permitted by applicable law.

                        SUPPLEMENT DATED SEPTEMBER 3, 2003
                     TO THE PROSPECTUS DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                   PERIODIC PAYMENT VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends information contained in your Kemper Advantage III Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

1. The Section entitled "Kemper Investors Life Insurance Company" appearing on page 33 of the Prospectus is amended by adding the following to the end thereof:

          "Effective September 3, 2003 (the "Closing Date"), Kemper Investors Life Insurance Company ("KILICO") transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). Prior to the Closing Date, KILICO, FKLA, Zurich Life Insurance Company of America ("ZLICA"), and Fidelity Life Association, a Mutual Legal Reserve Company, operated under the trade name "Zurich Life".

          These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated as of May 29, 2003 (the "Purchase Agreement"), between Zurich Holding Company of America, Kemper Corporation, KILICO, Zurich Financial Services, Banc One Insurance Holdings, Inc. ("BOIH"), and Bank One Corporation. Under the Purchase Agreement, BOIH acquired the capital stock of FKLA, ZLICA, and certain KILICO subsidiaries, including Investors Brokerage Services, Inc. and PMG Asset Management, Inc. The Purchase Agreement does not directly relate to the Contracts, although other new agreements do apply.

          In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA will administer and 100% reinsure certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance arrangement does not change KILICO's obligations to Contractholders under the Contracts and does not create any obligations for FKLA to Contractholders under the Contracts.

          The issuer, benefits and provisions of the Contract are not changed by any of the transactions and agreements described above."


2. Effective September 3, 2003, Investors Brokerage Services, Inc. and PMG Asset Management, Inc. no longer are affiliated with Kemper Investors Life Insurance Company. Any reference in the Prospectus to affiliation between these companies is deleted. Specifically, the following Sections are amended:

     a. The Section entitled "Summary" appearing on page 3 of the Prospectus is amended by deleting the first sentence of the last paragraph beginning on page 3 of the Prospectus and replacing it with the following:

               "You may elect, where applicable, to enter into a separate investment advisory agreement with PMG Asset Management, Inc. ("PMG")."

     b. The Section entitled "DISTRIBUTION OF CONTRACTS" appearing on page 59 of the Prospectus is amended by deleting the first sentence of the second paragraph thereof.

     c. The Section entitled "ASSET ALLOCATION SERVICE" appearing on page 61 of the Prospectus is amended by deleting the first sentence thereof and replacing it with the following:

               "You may elect, where applicable, to enter into a separate investment advisory agreement with PMG Asset Management, Inc. ("PMG")."



**********************************************
For use in all states

                       SUPPLEMENT DATED SEPTEMBER 3, 2003
          TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                   PERIODIC PAYMENT VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III
                                    Issued By
                     KEMPER INVESTORS LIFE INSURANCE COMPANY
                                       and
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

This Supplement amends information contained in the Kemper Advantage III Statement of Additional Information.

The Section entitled "SERVICES TO THE SEPARATE ACCOUNT" appearing on page 2 of the Statement of Additional Information is amended by adding the following to the end of the first paragraph thereof:

     "Effective September 3, 2003, Federal Kemper Life Assurance Company administers and 100% reinsures the Contracts pursuant to a coinsurance agreement entered into with KILICO."

The Section entitled "FINANCIAL STATEMENTS" appearing on page 34 of the Statement of Additional Information is amended by adding the following to the end thereof:

     "Effective September 3, 2003, Federal Kemper Life Assurance Company ("FKLA") administers and 100% reinsures the Contracts pursuant to a coinsurance agreement entered into with KILICO. Pursuant to the coinsurance agreement, KILICO transferred certain of its assets to FKLA. This Statement of Additional Information also contains unaudited pro forma financial statements for KILICO as of December 31, 2002 and June 30, 2003 to show how the coinsurance agreement might have affected the historical financial statements if the coinsurance agreement had been in effect during the applicable periods."

            Kemper Investors Life Insurance Company and Subsidiaries
                 Pro Forma Condensed Consolidated Balance Sheet
                                  June 30, 2003
                                 (in thousands)

                                                                                                          Proforma Adjustments
                                                                               -----------------------------------------------------

                                                                                                   Reinsurance
                                                              June 30, 2003                          Gross Up        Transfer of
                                                               As Reported      Reinsurance (1)    FASB 113 (2)    Subsidiaries (3)
                                                             ---------------   -----------------  --------------  ------------------
Assets
Investments:
Fixed maturity securities                                    $     3,665,489   $     (2,907,446)  $            0  $         (86,427)
Other invested assets                                                507,727           (262,242)               0             (6,550)
                                                             ----------------  -----------------  --------------  ------------------
     Total investments                                             4,173,216         (3,169,688)               0            (92,977)
                                                             ----------------  -----------------  --------------  ------------------
Cash                                                                  23,946                                   0             (7,740)
Accrued investment income                                            151,863           (134,265)               0               (912)
Reinsurance recoverable                                              472,284                           3,542,281             (2,733)
Deferred insurance acquisition costs                                 422,358            (26,421)               0             (2,527)
Value of business acquired                                            49,105            (22,680)               0                  0
Other assets and receivables                                          83,593            (68,717)               0             75,869
Assets held in separate accounts                                  14,204,713                                   0                  0

                                                             ----------------  -----------------  --------------  ------------------
Total assets                                                      19,581,078         (3,421,771)       3,542,281            (31,020)
                                                             ================  =================  ==============  ==================


Liabilities
Future policy benefits                                             4,304,673         (3,511,349)       3,511,349            (22,517)
Other policyholder benefits and funds payable                        220,369            (30,932)          30,932               (298)
Unearned revenue reserve                                                   0            190,269                0                  0
Other accounts payable and liabilities                                42,717             26,828                0             (8,205)
Liabilities related to separate accounts                          14,204,713                                   0                  0
                                                             ----------------  -----------------  --------------  ------------------
     Total liabilities                                            18,772,472         (3,325,184)       3,542,281            (31,020)
                                                             ----------------  -----------------  --------------  ------------------

Commitments and contingent liabilities

Stockholder's equity
Capital stock                                                          2,500                                   0                  0
Additional paid-in capital                                           847,432                                   0                  0
Accumulated other comprehensive income (loss)                        109,323            (96,587)               0                  0
Retained deficit                                                    (150,649)                                  0                  0
                                                             ----------------  -----------------  --------------  ------------------
Total stockholder's equity                                           808,606            (96,587)               0                  0
                                                             ----------------  -----------------  --------------  ------------------

Total liabilities and stockholder's equity                   $    19,581,078   $     (3,421,771)  $    3,542,281  $         (31,020)
                                                             ================  =================  ==============  ==================


                                                             ------------------
                                                                 Termination of
                                                                   Funding
                                                                 Agreements         June 30, 2003
                                                                 Assumed (4)          Pro Forma
                                                             ------------------   -----------------
Assets
Investments:
Fixed maturity securities                                    $         (77,433)   $        594,183
Other invested assets                                                        0             238,935
                                                             ------------------   -----------------
     Total investments                                                 (77,433)            833,118
                                                             ------------------   -----------------
Cash                                                                   (22,413)             (6,207)
Accrued investment income                                                 (762)             15,924
Reinsurance recoverable                                                      0           4,011,832
Deferred insurance acquisition costs                                         0             393,410
Value of business acquired                                                   0              26,425
Other assets and receivables                                                 0              90,745
Assets held in separate accounts                                             0          14,204,713

                                                             ------------------   -----------------
Total assets                                                          (100,608)         19,569,960
                                                             ==================   =================


Liabilities
Future policy benefits                                                (100,158)          4,181,998
Other policyholder benefits and funds payable                                0             220,071
Unearned revenue reserve                                                     0             190,269
Other accounts payable and liabilities                                  (7,306)             54,034
Liabilities related to separate accounts                                     0          14,204,713
                                                             ------------------   -----------------
     Total liabilities                                                (107,464)         18,851,085
                                                             ------------------   -----------------

Commitments and contingent liabilities

Stockholder's equity
Capital stock                                                                0               2,500
Additional paid-in capital                                                   0             847,432
Accumulated other comprehensive income (loss)                            6,856              19,592
Retained deficit                                                             0            (150,649)
                                                             ------------------   -----------------
Total stockholder's equity                                               6,856             718,875
                                                             ------------------   -----------------

Total liabilities and stockholder's equity                   $        (100,608)   $     19,569,960
                                                             ==================   =================

            Kemper Investors Life Insurance Company and Subsidiaries
                Pro Forma Condensed Consolidated Income Statement
                                 (in thousands)
                          Year ended December 31, 2002

                                                                December 31, 2002                               Transfer of
                                                                   As Reported          Reinsurance (1)       Subsidiaries (3)
                                                              ---------------------   -------------------   --------------------
REVENUE
Net investment income                                         $            228,330    $         (175,709)   $            (4,226)
Separate account fees and charges                                          110,013               (67,117)                     0
Broker / dealer commission revenue                                          28,452                     0                (28,452)
Other income                                                                13,967                12,305                (19,320)
                                                              ---------------------   -------------------   --------------------
     Total revenue                                                         380,762              (230,791)               (51,998)
                                                              ---------------------   -------------------   --------------------
BENEFITS AND EXPENSES
Interest credited to policyholders                                         152,945              (140,429)                     0
Claims incurred and other benefits                                          62,613               (10,293)                   (11)
Taxes, licenses and fees                                                    19,244                   (82)                  (210)
Commissions                                                                 83,508               (16,383)               (13,950)
Broker / dealer commission expense                                          27,953                     0                (27,953)
Operating expenses                                                          67,474               (24,245)                (6,118)
Deferral of insurance acquisition costs                                    (96,509)               12,156                  1,030
Amortization of insurance acquisition costs                                 34,941               (23,164)                  (130)
Amortization of value of business acquired                                  20,751               (20,751)                     0
Amortization of goodwill                                                   156,511                     0                      0
Amortization of other intangibles acquired                                     759                  (759)                     0
                                                              ---------------------   -------------------   --------------------
      Total benefits and expenses                                          530,190              (223,950)               (47,342)
                                                              ---------------------   -------------------   --------------------

                                                              ---------------------   -------------------   --------------------
Income before income tax expense                                          (149,428)               (6,841)                (4,656)
                                                              ---------------------   -------------------   --------------------

Income tax expense (benefit)                                                (2,377)                2,226                 (1,726)

Net income before cumulative effect of accounting                                0                     0                      0
                                                              ---------------------   -------------------   --------------------
change                                                                    (147,051)               (9,067)                 (2,930)
                                                              ---------------------   -------------------   --------------------

Cumulative effect of accounting change, net of tax                         (21,907)                    0                      0

                                                              ---------------------   -------------------   --------------------
Net income                                                    $           (168,958)   $           (9,067)    $            (2,930)
                                                              =====================   ===================   ====================

                                                               Termination of
                                                                   Funding
                                                                  Agreements          December 31, 2002
                                                                  Assumed (4)             Pro Forma
                                                              ------------------    ---------------------
REVENUE
Net investment income                                         $          (5,936)    $             42,459
Separate account fees and charges                                             0                   42,896
Broker / dealer commission revenue                                            0                        0
Other income                                                             (2,760)                   3,922
                                                              ------------------    ---------------------
     Total revenue                                                       (8,696)                  89,277
                                                              ------------------    ---------------------
BENEFITS AND EXPENSES
Interest credited to policyholders                                       (6,476)                   6,040
Claims incurred and other benefits                                            0                   52,309
Taxes, licenses and fees                                                      0                   18,952
Commissions                                                                   0                   53,175
Broker / dealer commission expense                                            0                        0
Operating expenses                                                            0                   37,111
Deferral of insurance acquisition costs                                       0                  (83,323)
Amortization of insurance acquisition costs                                   0                   11,647
Amortization of value of business acquired                                    0                        0
Amortization of goodwill                                                      0                  156,511
Amortization of other intangibles acquired                                    0                        0
                                                              ------------------    ---------------------
      Total benefits and expenses                                        (6,476)                 252,422
                                                              ------------------    ---------------------

                                                              ------------------    ---------------------
Income before income tax expense                                         (2,220)                (163,145)
                                                              ------------------    ---------------------

Income tax expense (benefit)                                               (777)                  (2,654)

Net income before cumulative effect of accounting                             0
                                                              ------------------    ---------------------
change                                                                   (1,443)                (160,491)
                                                              ------------------    ---------------------

Cumulative effect of accounting change, net of tax                            0                  (21,907)

                                                              ------------------    ---------------------
Net income                                                    $          (1,443)    $           (182,398)
                                                              ==================    =====================

            Kemper Investors Life Insurance Company and Subsidiaries
                Pro Forma Condensed Consolidated Income Statement
                                 (in thousands)
                         Six Months Ended June 30, 2003

                                                                                                                     Termination of
                                                                                                                          Funding
                                                             June 30, 2003                         Transfer of         Agreements
                                                              As Reported     Reinsurance (1)    Subsidiaries (3)      Assumed (4)
                                                            ---------------  -----------------  ------------------  ----------------
REVENUE
Net investment income                                       $      111,065   $        (87,372)  $          (2,032)  $        (2,445)
Separate account fees and charges                                   47,869            (30,204)                  0                 0
Broker / dealer commission revenue                                  13,533                  0             (13,533)                0
Other income                                                        13,646             (2,249)             (7,442)           (1,379)
                                                            ---------------  -----------------  ------------------  ----------------
     Total revenue                                                 186,113           (119,825)            (23,007)           (3,824)
                                                            ---------------  -----------------  ------------------  ----------------

BENEFITS AND EXPENSES
Interest credited to policyholders                                  79,626            (72,563)               (216)           (3,227)
Claims incurred and other benefits                                   8,091             (4,007)               (100)                0
Taxes, licenses and fees                                            (3,860)                18                (152)                0
Commissions                                                         30,056            (11,471)             (6,334)                0
Broker / dealer commission expense                                  13,422                  0             (13,422)                0
Operating expenses                                                  21,671             (6,741)             (3,011)                0
Deferral of insurance acquisition costs                            (33,479)            16,418               1,235                 0
Amortization of insurance acquisition costs                         30,594            (17,363)                  7                 0
Amortization of value of business acquired                           2,822             (2,822)                  0                 0
Amortization of goodwill                                                 0                  0                   0                 0
Amortization of other intangibles acquired                             379               (379)                  0                 0
                                                            ---------------  -----------------  ------------------  ----------------
      Total benefits and expenses                                  149,322            (98,910)            (21,993)           (3,227)
                                                            ---------------  -----------------  ------------------  ----------------

                                                            ---------------  -----------------  ------------------  ----------------
Income before income tax expense                                    36,791            (20,915)             (1,014)             (597)
                                                            ---------------  -----------------  ------------------  ----------------

Income tax expense (benefit)                                        13,077             (9,655)               (391)             (209)
                                                            ---------------  -----------------  ------------------  ----------------

                                                            ---------------  -----------------  ------------------  ----------------

                                                            ---------------  -----------------  ------------------  ----------------
Net income                                                  $       23,714   $        (11,620)  $            (623)  $          (388)
                                                            ===============  =================  ==================  ================


                                                             June 30, 2003
                                                               Pro Forma
                                                            ---------------
REVENUE
Net investment income                                       $       19,216
Separate account fees and charges                                   17,665
Broker / dealer commission revenue                                       0
Other income                                                         2,576
                                                            ---------------
     Total revenue                                                  39,457
                                                            ---------------

BENEFITS AND EXPENSES
Interest credited to policyholders                                   3,620
Claims incurred and other benefits                                   3,984
Taxes, licenses and fees                                            (3,994)
Commissions                                                         12,251
Broker / dealer commission expense                                       0
Operating expenses                                                  11,919
Deferral of insurance acquisition costs                            (15,826)
Amortization of insurance acquisition costs                         13,238
Amortization of value of business acquired                               0
Amortization of goodwill                                                 0
Amortization of other intangibles acquired                               0
                                                            ---------------
      Total benefits and expenses                                   25,192
                                                            ---------------

                                                            ---------------
Income before income tax expense                                    14,265
                                                            ---------------

Income tax expense (benefit)                                         2,822

                                                            ---------------

                                                            ---------------

                                                            ---------------
Net income                                                  $       11,443
                                                            ===============

Kemper Investors Life Insurance Company and Subsidiaries
Notes to Proforma Condensed Consolidated Financial Statements


(1) The amounts presented reflect the effect of the Coinsurance Agreement transaction and represent the transfer of the reinsured assets and liabilities. The amount shown as the unearned revenue reserve represents the estimated pre-tax deferred gain on this transaction.
(2) Represents the gross up of the reinsurance assets and liabilities as required under Statement of Financial Accounting Standards #113.
(3) Represents the transfer of KILICO's subsidiaries to Federal Kemper Life Assurance Company ("FKLA") per the Coinsurance Agreement.
(4) Represents the termination of the funding agreement reinsurance with FKLA, which is being terminated in conjunction with the Coinsurance Agreement.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements to be included in Part B:

           Condensed Financial Information

           KILICO Variable Annuity Separate Account

               Report of Independent Accountants

               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2002

               Statement of Operations for the Year Ended December 31, 2002

               Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 2002 and 2001

               Notes to Financial Statements

           Kemper Investors Life Insurance Company

               Report of Independent Accountants

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2002 and 2001

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 2002, 2001 and 2000

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income (Loss), years ended December 31, 2002, 2001 and 2000

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder's Equity, years ended December 31, 2002, 2001 and 2000

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2002, 2001 and 2000

               Notes to Consolidated Financial Statements

               Kemper Investors Life Insurance Company and Subsidiaries Pro Forma Condensed Consolidated Balance Sheet as of June 30, 2003 (unaudited)

               Kemper Investors Life Insurance Company and Subsidiaries Pro Forma Condensed Consolidated Income Statement, year ended December 31, 2002 and six month period ended June 30, 2003 (unaudited)

               Notes to Pro Forma Financial Statements (unaudited)


(b) Exhibits:

/5/1.1 A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

/5/1.2 A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

2.             Not Applicable.

/3/3.1         Distribution Agreement between Investors Brokerage Services, Inc.
               and KILICO.

/1/3.2         Addendum to Selling Group Agreement of Kemper Financial Services,
               Inc.

/6/3.3         Selling Group Agreement of Investors Brokerage Services, Inc.

/6/3.4         General Agent Agreement.

/7/4.          Form of Variable Annuity Contract.

/19/4.1        Form of Guaranteed Minimum Death Benefit Rider.

/19/4.2        Form of Earnings Based Death Benefit Rider.

/19/4.3        Form of Guaranteed Retirement Income Benefit Rider.

/7/5.          Form of Application.

/3/6.1         Kemper Investors Life Insurance Company Articles of
               Incorporation.

/6/6.2         Kemper Investors Life Insurance Company Bylaws.

/24/7. Coinsurance Agreement between KILICO and Federal Kemper Life Assurance Company.

/2/8.1 Fund Participation Agreement among KILICO, Lexington Natural Resources Trust and Lexington Management Corporation.

/2/8.2 Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and Lexington Management Corporation.

/2/8.3 Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Corporation.

/7/8.3(a)      Service Agreement between KILICO and Janus Capital Corporation.

/4/8.4(a)      Fund Participation Agreement among KILICO, Fidelity Variable
               Insurance Products Fund and Fidelity Distributors Corporation.

/13/8.4(b)     Third Amendment to Fund Participation Agreement among KILICO,
               Fidelity Variable Insurance Products Fund and Fidelity
               Distributors Corporation.

/4/8.5(a)      Fund Participation Agreement among KILICO, Fidelity Variable
               Insurance Products Fund II and Fidelity Distributors Corporation.

/20/8.5(b)     Second Amendment to Fund Participation Agreement among KILICO,
               Fidelity Variable Insurance Products Fund II and Fidelity
               Distributors Corporation.

/10/8.6(a)     Participation Agreement between KILICO and Scudder Variable Life
               Investment Fund (now known as Scudder Variable Series I).

/10/8.6(b)     Participating Contract and Policy Agreement between KILICO and
               Scudder Kemper Investments, Inc.

/10/8.6(c)     Indemnification Agreement between KILICO and Scudder Kemper
               Investments, Inc.

/15/8.7(a)     Fund Participation Agreement between KILICO and The Dreyfus
               Socially Responsible Growth Fund, Inc.

/16/8.7(b)     Administrative Services Agreement by and between The Dreyfus
               Corporation and KILICO (redacted).

/16/8.7(c)     November 1, 1999 Amendment to Fund Participation Agreement
               between KILICO and The Dreyfus Socially Responsible Growth Fund,
               Inc.

/16/8.7(d)     November 1, 1999 Amendment to Administrative Services Agreement
               by and between The Dreyfus Corporation and KILICO (redacted).

/18/8.8 Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

/16/8.9(a)     Fund Participation Agreement by and among The Alger American
               Fund, KILICO and Fred Alger & Company, Incorporated.

/16/8.9(b)     Service Agreement between Fred Alger Management, Inc. and KILICO
               (redacted).

/14/8.10 Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

/17/8.11 Fund Participation Agreement among KILICO, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

/22/8.12 Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investors Life Insurance Company.

/22/8.13 Form of Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

 /8/9.         Opinion and Consent of Counsel.

/23/10.        Consent of PricewaterhouseCoopers LLP, Independent Accountants.

   11.         Not Applicable.

   12.         Not Applicable.

/21/13.        Schedules for Computation of Performance Information.

/9/17.1 Schedule III: Supplementary Insurance Information (years ended December 31, 2002 and 2001).

/9/17.2        Schedule IV: Reinsurance (year ended December 31, 2002).

/11/17.3       Schedule IV: Reinsurance (year ended December 31, 2001).

/12/17.4       Schedule IV: Reinsurance (year ended December 31, 2000).

/9/17.5 Schedule V: Valuation and qualifying accounts (year ended December 31, 2002).

/11/17.6 Schedule V: Valuation and qualifying accounts (year ended December 31, 2001).

/12/17.7 Schedule V: Valuation and qualifying accounts (year ended December 31, 2000).

______________

/1/ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

/2/ Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671)filed on or about September 14, 1995.

/3/ Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

/4/ Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 filed on or about April 26, 1996.

/5/ Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

/6/ Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

/7/ Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

/8/ Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about March 2, 2001.

/9/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2002 filed on or about March 27, 2003.

/10/ Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

/11/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2001 filed on or about March 29, 2002.

/12/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2000 filed on or about March 28, 2001.

/13/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

/14/ Incorporated by reference to the Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.

/15/ Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

/16/ Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

/17/ Incorporated by reference to Amendment No. 3 to the Registration Statement of KILICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

/18/ Incorporated herein by reference to Post -Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

/19/ Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-32840) filed on or about March 2, 2001.

/20/ Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

/21/ Incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2001.

/22/ Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

/23/ Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2003.

/24/ Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 2, 2003.

Item 25. Directors and Officers of Kemper Investors Life Insurance Company

         The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

               Name                                                    Office with KILICO
               ----                                                    ------------------
Gale K. Caruso ................................    President, Chief Executive Officer and Director
Frederick L. Blackmon .........................    Executive Vice President, Chief Financial Officer and Director
Russell M. Bostick ............................    Executive Vice President and Chief Information Officer
Mark A. Davis .................................    Executive Vice President and Chief Actuary
Edward K. Loughridge ..........................    Executive Vice President and Corporate Development Officer
Debra P. Rezabek ..............................    Executive Vice President, General Counsel, Corporate Secretary and Director
Richard M. Sousa ..............................    Executive Vice President and Director
George Vlaisavljevich .........................    Executive Vice President and Director
Martin D. Feinstein ...........................    Chairman of the Board


Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

         Incorporated herein by reference to Post-Effective Amendment No. 29 to this Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000. Effective September 3, 2003, the following companies are no longer affiliated with KILICO: Federal Kemper Life Assurance Company, Zurich Life Insurance Company of America, Zurich Life Insurance Company of New York, Zurich Direct, Inc, Investors Brokerage Services, Inc., Investors Brokerage Insurance Agency, Inc., PMG Life Agency, Inc., PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management, Inc and any subsidiaries of such companies.

Item 27. Number of Contract Owners

         As of June 30, 2003, the Registrant had approximately 107,809 qualified and non-qualified Advantage III Contract Owners.

Item 28. Indemnification

         To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a)  Principal Underwriter

         Investors Brokerage Services, Inc. acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.


Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

         The address of each officer is 1600 McConnor Parkway, Schaumburg, IL 60196-6801.

                                                                        Position and Offices
               Name                                                       with Underwriter
               ----                                                       ----------------
         Gale K. Caruso ............................................     Chairman and Director
         Michael E. Scherrman ......................................     President and Director
         David S. Jorgensen ........................................     Vice President and Treasurer
         Thomas K. Walsh ...........................................     Asst. Vice President and Chief Compliance Officer
         Debra P. Rezabek ..........................................     Secretary
         Frank J. Julian ...........................................     Assistant Secretary
         Allen R. Reed .............................................     Assistant Secretary
         George Vlaisavljevich .....................................     Director

Item 29.(c)

               Not applicable.

Item 30. Location of Accounts and Records

         Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 and at Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606-5808. After September 3, 2003, certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by Federal Kemper Life Assurance Company ("FKLA"), on behalf of KILICO, at FKLA's offices at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

Item 31. Management Services

               Not applicable

Item 32. Undertakings and Representations

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

         Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Schaumburg and State of Illinois on the 29th day of August, 2003.


                                  KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)
                                  By: Kemper Investors Life Insurance Company

                                  BY: /s/ Gale K. Caruso
                                  ----------------------------------------------
                                  Gale K. Caruso, President and Chief Executive Officer


                                  KEMPER INVESTORS LIFE INSURANCE COMPANY
                                  (Depositor)


                                  BY: /s/ Gale K. Caruso
                                  ----------------------------------------------
                                  Gale K. Caruso, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 29th day of August, 2003.


                      Signature                                               Title
                      ---------                                               -----
/s/  Gale K. Caruso                                             President, Chief Executive Officer and Director
----------------------------------------------------            (Principal Executive Officer)
Gale K. Caruso


/s/ MARTIN D. FEINSTEIN                                         Chairman of the Board
----------------------------------------------------
Martin D. Feinstein


/s/ Frederick L. Blackmon                                       Executive Vice President, Chief Financial Officer
----------------------------------------------------            and Director (Principal Financial Officer and
Frederick L. Blackmon                                           Principal Accounting Officer)


/s/ DEBRA P. REZABEK                                            Director
----------------------------------------------------
Debra P. Rezabek


/s/ RICHARD M. SOUSA                                            Director
----------------------------------------------------
Richard M. Sousa


/s/ GEORGE VLAISAVLJEVICH                                       Director
----------------------------------------------------
George Vlaisavljevich